Property, plant and equipment - Depreciation rates (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Minimum
Property, plant and equipment
Depreciation rate, property, plant and equipment	2.00%
Buildings | Maximum
Property, plant and equipment
Depreciation rate, property, plant and equipment	10.00%
Refining and chemical plants | Minimum
Property, plant and equipment
Depreciation rate, property, plant and equipment	3.00%
Refining and chemical plants | Maximum
Property, plant and equipment
Depreciation rate, property, plant and equipment	17.00%
Gas pipelines and compression stations | Minimum
Property, plant and equipment
Depreciation rate, property, plant and equipment	4.00%
Gas pipelines and compression stations | Maximum
Property, plant and equipment
Depreciation rate, property, plant and equipment	12.00%
Power plants | Minimum
Property, plant and equipment
Depreciation rate, property, plant and equipment	3.00%
Power plants | Maximum
Property, plant and equipment
Depreciation rate, property, plant and equipment	5.00%
Other plant and machinery | Minimum
Property, plant and equipment
Depreciation rate, property, plant and equipment	6.00%
Other plant and machinery | Maximum
Property, plant and equipment
Depreciation rate, property, plant and equipment	12.00%
Industrial and commercial equipment | Minimum
Property, plant and equipment
Depreciation rate, property, plant and equipment	5.00%
Industrial and commercial equipment | Maximum
Property, plant and equipment
Depreciation rate, property, plant and equipment	25.00%
Other assets | Minimum
Property, plant and equipment
Depreciation rate, property, plant and equipment	10.00%
Other assets | Maximum
Property, plant and equipment
Depreciation rate, property, plant and equipment	20.00%